Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 313,988	$ 192,420
Trade accounts receivable, net	3,726	1,890
Prepayments and other assets	7,359	6,551
Due from related party (Note 5)	$ 1,131	$ 402
Accounts Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Inventories	$ 4,584	$ 2,740
Claims	865	865
Current assets of discontinued operations (Note 3)	73,890	20,636
Total current assets	405,543	225,504
Fixed assets
Advances for vessels under construction - related party (Notes 5, 6)	54,000	174,400
Vessels, net and vessels under construction (Note 6)	3,415,915	2,096,625
Total fixed assets	3,469,915	2,271,025
Other non-current assets
Above market acquired charters (Note 7)	101,574	73,969
Deferred charges, net	361	0
Restricted cash (Note 8)	22,521	11,721
Derivative asset (Note 9)	1,574	6,636
Prepayments and other assets	4	1,325
Non-current assets of discontinued operations (Note 3)	111,390	550,119
Total non-current assets	3,707,339	2,914,795
Total assets	4,112,882	3,140,299
Current liabilities
Current portion of long-term debt, net (Note 8)	123,198	88,274
Trade accounts payable	14,857	9,440
Due to related parties (Note 5)	$ 3,542	$ 4,156
Accounts Payable, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accrued liabilities (Note 11)	$ 31,783	$ 18,498
Deferred revenue	29,804	19,100
Derivative liabilities (Note 9)	18,114	0
Current liabilities of discontinued operations (Note 3)	22,193	44,462
Total current liabilities	243,491	183,930
Long-term liabilities
Long-term debt, net (Note 8)	2,361,456	1,491,338
Derivative liabilities (Note 9)	0	7,180
Below market acquired charters (Note 7)	75,659	85,408
Deferred revenue	634	4,001
Non-current liabilities of discontinued operations (including $6,000 payable to related party as of December 31, 2023) (Note 3)	88,673	193,509
Total long-term liabilities	2,526,422	1,781,436
Total liabilities	2,769,913	1,965,366
Commitments and contingencies (Note 17)	0	0
Shareholders' Equity
General Partner (348,570 General partner units as of December 31, 2023) (Note 14)	0	12,885
Limited Partners - Common (55,909,665 units issued and 55,039,143 units outstanding as of December 31, 2023) (Note 14)	0	1,171,573
Treasury Units (870,522 as of December 31, 2023) (Note 14)	0	(7,939)
Accumulated other comprehensive loss	(289)	(1,586)
Common shares ($0.01 par value, 59,938,374 shares issued and 58,387,313 shares outstanding as of December 31, 2024) (Notes 1, 14)	599	0
Additional paid-in capital	1,240,044	0
Retained earnings	102,615	0
Total shareholders' equity	1,342,969	1,174,933
Total liabilities and shareholders' equity	$ 4,112,882	$ 3,140,299